RELATED-PARTY TRANSACTIONS - Guarantees granted (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Two
Guarantees granted
Original Amount	R$ 10,949
Carrying Amount		R$ 10,701
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Three
Guarantees granted
Original Amount	1,868
Carrying Amount		1,825
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Four
Guarantees granted
Original Amount	3,096
Carrying Amount		3,025
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Five
Guarantees granted
Original Amount	4,043
Carrying Amount		3,951
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Six
Guarantees granted
Original Amount	624
Carrying Amount		610
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Seven
Guarantees granted
Original Amount	3,229
Carrying Amount		3,156
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Eight
Guarantees granted
Original Amount	4,873
Carrying Amount		4,762
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2025 Series Nine
Guarantees granted
Original Amount	4,992
Carrying Amount		9,576
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity February 2025
Guarantees granted
Original Amount	2,467
Carrying Amount		2,396
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity March 2025 Series One
Guarantees granted
Original Amount	59,644
Carrying Amount		44,519	R$ 63,024
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity March 2025 Series Two
Guarantees granted
Original Amount	35,451
Carrying Amount		25,042	35,451
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026
Guarantees granted
Original Amount	3,235
Carrying Amount	3,497
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026 Series Two
Guarantees granted
Original Amount	2,492
Carrying Amount	2,694
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026 Series Three
Guarantees granted
Original Amount	312
Carrying Amount	337
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026 Series Four
Guarantees granted
Original Amount	7,109
Carrying Amount	7,686
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026 Series Five
Guarantees granted
Original Amount	9,432
Carrying Amount	10,198
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2026 Series Six
Guarantees granted
Original Amount	2,594
Carrying Amount	2,805
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity March 2026
Guarantees granted
Original Amount	2,052
Carrying Amount	2,219
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity March 2026 Series Two
Guarantees granted
Original Amount	993
Carrying Amount	1,073
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity January 2027
Guarantees granted
Original Amount	11,951
Carrying Amount	11,680	11,680
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity May 2027
Guarantees granted
Original Amount	69,156
Carrying Amount	390,000
Subsidiaries | Gerdau Aos Longos S.A. and Gerdau Aominas S.A. | Maturity December 2034
Guarantees granted
Original Amount	75,854
Carrying Amount	81,723
Subsidiaries | Gerdau Acos Longos S.A. | Maturity April 2024
Guarantees granted
Original Amount	150,000
Carrying Amount			150,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2024
Guarantees granted
Original Amount	400,000
Carrying Amount			400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity May 2025
Guarantees granted
Original Amount	375,000
Carrying Amount			375,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity May 2025 Series Two
Guarantees granted
Original Amount	375,000
Carrying Amount			375,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2025
Guarantees granted
Original Amount	836
Carrying Amount		760
Subsidiaries | Gerdau Acos Longos S.A. | Maturity February 2025
Guarantees granted
Original Amount	14,483
Carrying Amount		2,608
Subsidiaries | Gerdau Acos Longos S.A. | Maturity November 2025
Guarantees granted
Original Amount	400,000
Carrying Amount		400,000	400,000
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2026
Guarantees granted
Original Amount	1,372
Carrying Amount	1,484
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2026 Series Two
Guarantees granted
Original Amount	10,670
Carrying Amount	11,536
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2026 Series Three
Guarantees granted
Original Amount	2,004
Carrying Amount	2,167
Subsidiaries | Gerdau Acos Longos S.A. | Maturity January 2026 Series Four
Guarantees granted
Original Amount	551
Carrying Amount	563
Subsidiaries | Gerdau Acos Longos S.A. | Maturity February 2026
Guarantees granted
Original Amount	446
Carrying Amount	483
Subsidiaries | Gerdau Acos Longos S.A. | Maturity June 2038
Guarantees granted
Original Amount	12,834
Carrying Amount	8,967	12,216	12,216
Subsidiaries | Gerdau Acominas S.A. | Maturity October 2041
Guarantees granted
Original Amount	335,000
Carrying Amount	217,118
Subsidiaries | Gerdau Trade Inc. | Maturity October 2027
Guarantees granted
Original Amount	2,056,535
Carrying Amount	988,391	2,641,096	2,064,877
Subsidiaries | Gerdau Trade Inc. | Maturity June 2035
Guarantees granted
Original Amount	3,547,115
Carrying Amount	3,576,560
Subsidiaries | GUSAP III LP. | Maturity January 2030
Guarantees granted
Original Amount	2,100,600
Carrying Amount		3,083,765	2,410,967
Subsidiaries | GUSAP III LP. | Maturity April 2044
Guarantees granted
Original Amount	1,117,100
Carrying Amount	2,646,891	2,978,763	2,328,873
Subsidiaries | UFV Barro Alto V Gerao de Energia SPE Ltda | Maturity March 2035
Guarantees granted
Original Amount	100,496
Carrying Amount	100,496
Subsidiaries | UFV Barro Alto V Gerao de Energia SPE Ltda | Maturity March 2035 Series Two
Guarantees granted
Original Amount	100,496
Carrying Amount	100,413
Subsidiaries | UFV Barro Alto V Gerao de Energia SPE Ltda | Maturity March 2035 Series Three
Guarantees granted
Original Amount	100,496
Carrying Amount	100,580
Subsidiaries | Gerdau Ameristeel US Inc. | Maturity October 2037
Guarantees granted
Original Amount	103,505
Carrying Amount	280,622	315,807	246,906
Joint ventures | Gerdau Corsa S.A.P.I. de C.V. | Maturity June 2028
Guarantees granted
Original Amount	601,588
Carrying Amount	R$ 243,023	R$ 610,245	R$ 648,322